Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Common stock, par value, (dollars per share)	$ 0.01	$ 0.01	$ 0.01